Lease (Details) - Schedule of Components of Lease Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expenses [Abstract]
Operating lease expenses for variable payments	¥ 7,382	¥ 9,136	¥ 13,413
Operating lease expenses for fixed payments	57,713	125,456	241,466
Short-term lease expenses	10,527	38,411	10,841
Total	75,622	173,003	265,720
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 38,377	¥ 85,993	¥ 192,570